Loans (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Originated and acquired loans
Originated amount in unpaid principal balance	$ 153.6	$ 122.8	$ 415.8	$ 295.7
Acquired amount in unpaid principal balance	$ 28.5	$ 1.9	$ 91.9	$ 59.0